Special Charges By Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Special Charges [Line Items]
Special charges	$ 2,775	$ 26,782	$ 15,212	$ 29,557	$ 15,212	$ 51,131
Corporate Finance / Restructuring
Special Charges [Line Items]
Special charges				11,332	9,440	8,561
Forensic and Litigation Consulting
Special Charges [Line Items]
Special charges				8,276	839	6,196
Economic Consulting
Special Charges [Line Items]
Special charges				991	2,093	6,667
Technology
Special Charges [Line Items]
Special charges				3,114		15,913
Strategic Communications
Special Charges [Line Items]
Special charges				4,712		9,044
Total Reportable Segments
Special Charges [Line Items]
Special charges				28,425	12,372	46,381
Unallocated Corporate
Special Charges [Line Items]
Special charges				$ 1,132	$ 2,840	$ 4,750